Note 16 - Segmented Information - Comprehensive Income by Operating Segment (Details) - CAD ($) $ in Thousands		12 Months Ended
		Nov. 30, 2024	Nov. 30, 2023
Statement Line Items [Line Items]
Consulting fees		$ 416	$ 325
Depreciation		331	202
Directors' fees, employee salaries and benefits		2,397	2,171
Exploration expenses		10,462	8,710
General and administrative		8,315	7,477
Professional fees		2,015	3,833
Share-based compensation		2,298	3,287
Share of loss on investment in associate		1,458	116
Share of loss on investment in joint venture		70	40
Impairment of exploration and evaluation assets		74	1,809
Recovery on the receipt of mineral property option payments		(2,260)	(2,696)
Expenses (Income), by nature		25,576	25,274
Operating loss		(25,576)	(25,274)
Dividend income		0	856
Unrealized loss on long-term investments		(6,336)	(30,843)
Investment in NevGold - warrants(2)		0	(180)
Loss on modification of margin loan		0	(422)
Interest income		710	657
Other income (loss)		(41)	24
Financing costs		(49)	(1,266)
Net foreign exchange gain (loss)		(291)	56
Net loss for the year before taxes		(25,247)	(25,549)
Current income tax expense		(1,932)	0
Deferred income tax expense		(168)	(4,900)
Net loss for the year		(27,347)	(30,449)
U.S. GoldMining Inc. [member]
Statement Line Items [Line Items]
Consulting fees	[1]	12	18
Depreciation	[1]	219	55
Directors' fees, employee salaries and benefits	[1]	462	344
Exploration expenses	[1]	8,009	6,828
General and administrative	[1]	1,989	3,059
Professional fees	[1]	989	2,249
Share-based compensation	[1]	269	497
Share of loss on investment in associate	[1]	0	0
Share of loss on investment in joint venture	[1]	0	0
Impairment of exploration and evaluation assets	[1]	0	0
Recovery on the receipt of mineral property option payments	[1]	0	0
Expenses (Income), by nature	[1]	11,949	13,050
Operating loss	[1]	(11,949)	(13,050)
Dividend income	[1]	0	0
Unrealized loss on long-term investments	[1]	0	0
Loss on modification of margin loan	[1]	0	0
Interest income	[1]	598	577
Other income (loss)	[1]	(18)	(14)
Financing costs	[1]	(19)	0
Net foreign exchange gain (loss)	[1]	(4)	(1)
Net loss for the year before taxes	[1]	(11,392)	(12,488)
Current income tax expense	[1]	(7)	(7)
Deferred income tax expense	[1]	0	0
Net loss for the year	[1]	(11,399)	(12,495)
All other segments [member]
Statement Line Items [Line Items]
Consulting fees	[2]	404	307
Depreciation	[2]	112	147
Directors' fees, employee salaries and benefits	[2]	1,935	1,827
Exploration expenses	[2]	2,453	1,882
General and administrative	[2]	6,326	4,418
Professional fees	[2]	1,026	1,584
Share-based compensation	[2]	2,029	2,790
Share of loss on investment in associate	[2]	1,458	116
Share of loss on investment in joint venture	[2]	70	40
Impairment of exploration and evaluation assets	[2]	74	1,809
Recovery on the receipt of mineral property option payments	[2]	(2,260)	(2,696)
Expenses (Income), by nature	[2]	13,627	12,224
Operating loss	[2]	(13,627)	(12,224)
Dividend income	[2]	0	856
Investment in NevGold - warrants(2)	[2]	0	(180)
Loss on modification of margin loan	[2]	0	(422)
Interest income	[2]	112	80
Other income (loss)	[2]	(23)	38
Financing costs	[2]	(30)	(1,266)
Net foreign exchange gain (loss)	[2]	(287)	57
Net loss for the year before taxes	[2]	(13,855)	(13,061)
Current income tax expense	[2]	(1,925)	7
Deferred income tax expense	[2]	(168)	(4,900)
Net loss for the year	[2]	$ (15,948)	$ (17,954)

[1]	Consists of U.S. GoldMining Inc. and its wholly owned subsidiary US GoldMining Canada Inc.
[2]	Others consists of GoldMining Inc. and all of its subsidiaries, excluding U.S. GoldMining Inc. and US GoldMining Canada.